Net Income (Loss) Per Share (Tables)	9 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”):

	Nine Months Ended June 30,
	2015	2014
Numerator
Net income (loss)	$(1,192)	$(16,875)

Denominator
Weighted average shares outstanding, basic	36,950,000	25,250,000
Weighted average common equivalent shares	—	—

Weighted average shares outstanding, diluted	36,950,000	25,250,000

Net income (loss) per share, basic and diluted	$(0.03)	$(0.67)

Equity instruments excluded from diluted net income (loss) per share calculation as the effect would have been anti-dilutive:
Stock options	567,664	—
Restricted stock units	570,601	—